Derivatives and Fair Value Disclosures - Schedule of Derivative Instruments, Gain (Loss) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total loss on derivatives	$ (50,976)	$ (107,550)
Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total loss on derivatives	(1,190,400)	67,424	$ (11,982)
Interest Rate Swap [Member] | Loss On Derivatives [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest Rate Swap — Income (loss) Reclassification from OCI	60,954	84,966
Interest Rate Swap — Change in Fair Value	7,186	(327,147)
Interest Rate Swap — Realized income	(119,116)	134,631
Interest Rate Swap [Member] | Loss On Derivatives [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest Rate Swap — Income (loss) Reclassification from OCI			$ (11,982)
Interest Rate Swap [Member] | Interest And Finance Costs [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest Rate Swap — Income (loss) Reclassification from OCI	$ (1,190,400)	$ 67,424